CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 401,147	$ 61,655	¥ 2,301,471
Short-term investments	1,972,277	303,133	700,000
Loans receivable, net	73,330	11,271	0
Accounts receivable, net	22,334	3,433	28,868
Inventories	603,091	92,693	646,116
Advances to suppliers	19,173	2,947	20,704
Prepayments and other current assets	294,695	45,294	197,867
Total current assets	3,386,047	520,426	3,895,026
Non-current assets:
Long-term investments	554,591	85,239	515,699
Investment security	88,933	13,669	79,298
Loans receivable, net	0	0	73,330
Property, equipment and software, net	516,582	79,397	53,602
Construction in process	4,229	650	5,645
Land use right, net	80,846	12,426	82,527
Intangible assets, net	26,630	4,093	0
Goodwill	120,510	18,522	15,291
Film production	69,238	10,642	0
Deferred tax assets	5,587	859	1,327
Other non-current assets	114,040	17,528	24,356
Total non-current assets	1,581,186	243,025	851,075
Total assets	4,967,233	763,451	4,746,101
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB 111,067 and RMB114,550 as of December 31, 2016 and 2017, respectively. Note 1)
Accounts payable	578,881	88,972	605,131
Advances from customers	50,061	7,694	65,855
Tax payable	49,819	7,657	79,780
Accrued expenses and other current liabilities	343,238	52,755	105,955
Total current liabilities	1,021,999	157,078	856,721
Non-current liabilities:
Other non-current liabilities	3,311	511	2,248
Total non-current liabilities	3,311	511	2,248
Total liabilities	1,025,310	157,589	858,969
Commitments and contingencies(Note 19)
Mezzanine Equity:
Redeemable non-controlling interests	66,696	10,251	0
Total mezzanine Equity	66,696	10,251	0
Shareholders’ equity:
Ordinary shares (US$0.00025 par value, 1,000,000,000 shares authorized (including 840,000,000 Class A, 60,000,000 Class B and 100,000,000 discretionary) as of December 31, 2016 and 2017; 90,901,446 Class A ordinary shares issued and outstanding, 58,804,840 Class B ordinary shares issued and outstanding as of December 31, 2016; 94,628,746 Class A ordinary shares issued and 92,992,483 outstanding, 56,892,198 Class B ordinary shares issued and outstanding as of December 31, 2017)	244	38	244
Additional paid-in capital	2,953,009	453,869	2,921,539
Statutory reserves	42,573	6,543	37,806
Retained earnings	740,180	113,763	781,925
Accumulated other comprehensive income	139,221	21,398	145,618
Total shareholders' equity	3,875,227	595,611	3,887,132
Total liabilities and shareholders’ equity	¥ 4,967,233	$ 763,451	¥ 4,746,101